Organization and Summary of Significant Accounting Policies - Summary of Individual Customers (Parenthetical) (Detail) - Customer Concentration Risk - Customer A [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales Revenue
Concentration Risk [Line Items]
Concentration Risk Percentage	77.00%	37.00%	50.00%	22.00%
Sales Revenue | Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration Risk Percentage	82.00%	14.00%	32.00%	9.00%
Accounts Receivable | Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%	10.00%